PROPERTY, PLANT AND EQUIPMENT - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Beginning balance	R$ 38,169,703
Ending balance	50,656,634	R$ 38,169,703
Cerrado Project
Property, Plant and Equipment
Additions	1,832,746
Lands
Property, Plant and Equipment
Beginning balance	9,791,102
Ending balance	R$ 14,486,408	9,791,102
Buildings
Property, Plant and Equipment
Average rate %	3.57%
Property, Plant and Equipment
Beginning balance	R$ 5,838,721
Ending balance	R$ 5,764,977	5,838,721
Machinery and equipment and facilities
Property, Plant and Equipment
Average rate %	5.97%
Property, Plant and Equipment
Beginning balance	R$ 20,604,796
Ending balance	19,618,653	20,604,796
Work in progress
Property, Plant and Equipment
Beginning balance	1,603,915
Ending balance	R$ 10,373,151	1,603,915
Other
Property, Plant and Equipment
Average rate %	16.52%
Property, Plant and Equipment
Beginning balance	R$ 331,169
Ending balance	413,445	331,169
Cost
Property, Plant and Equipment
Beginning balance	65,865,068	64,242,913
Additions	11,623,984	2,150,584
Additions of merged companies	3,829,344
Write-offs	(348,332)	(809,611)
Transfer and other	(23,937)	281,182
Ending balance	80,946,127	65,865,068
Cost | Lands
Property, Plant and Equipment
Beginning balance	9,791,102	9,912,305
Additions	5,089	38,786
Additions of merged companies	3,829,344
Write-offs	(69,773)	(539,528)
Transfer and other	930,646	379,539
Ending balance	14,486,408	9,791,102
Cost | Buildings
Property, Plant and Equipment
Beginning balance	9,415,818	9,203,134
Additions	516
Write-offs	(16,476)	(1,656)
Transfer and other	245,017	214,340
Ending balance	9,644,875	9,415,818
Cost | Machinery and equipment and facilities
Property, Plant and Equipment
Beginning balance	43,949,632	43,184,495
Additions	381,741	319,887
Write-offs	(228,926)	(253,341)
Transfer and other	1,057,918	698,591
Ending balance	45,160,365	43,949,632
Cost | Work in progress
Property, Plant and Equipment
Beginning balance	1,603,915	883,384
Additions	11,220,806	1,768,938
Write-offs		(1,323)
Transfer and other	(2,451,570)	(1,047,084)
Ending balance	10,373,151	1,603,915
Cost | Other
Property, Plant and Equipment
Beginning balance	1,104,601	1,059,595
Additions	15,832	22,973
Write-offs	(33,157)	(13,763)
Transfer and other	194,052	35,796
Ending balance	1,281,328	1,104,601
Depreciation
Property, Plant and Equipment
Beginning balance	(27,695,365)	(25,086,023)
Additions	(2,802,056)	(2,808,671)
Write-offs	206,127	198,805
Transfer and other	1,801	524
Ending balance	(30,289,493)	(27,695,365)
Depreciation | Buildings
Property, Plant and Equipment
Beginning balance	(3,577,097)	(3,245,786)
Additions	(310,429)	(331,691)
Write-offs	5,863	495
Transfer and other	1,765	(115)
Ending balance	(3,879,898)	(3,577,097)
Depreciation | Machinery and equipment and facilities
Property, Plant and Equipment
Beginning balance	(23,344,836)	(21,176,572)
Additions	(2,367,163)	(2,356,184)
Write-offs	170,491	186,775
Transfer and other	(204)	1,145
Ending balance	(25,541,712)	(23,344,836)
Depreciation | Other
Property, Plant and Equipment
Beginning balance	(773,432)	(663,665)
Additions	(124,464)	(120,796)
Write-offs	29,773	11,535
Transfer and other	240	(506)
Ending balance	R$ (867,883)	R$ (773,432)